Document and Entity Information	Jan. 06, 2020
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001644675
Document Type	8-K
Document Period End Date	Jan. 06, 2020
Entity Registrant Name	MIMECAST LIMITED
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-37637
Entity Address, Address Line One	1 Finsbury Avenue
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2M 2PF
City Area Code	781
Local Phone Number	996-5340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.012 per share
Trading Symbol	MIME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false